Trade receivables, Net (Schedule of Trade Receivables Composition) (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2024 ILS (₪)	Dec. 31, 2024 USD ($)		Dec. 31, 2023 ILS (₪)
Disclosure of financial assets [line items]
Open accounts	₪ 153,871	$ 42,191		₪ 147,744
Checks receivables	20,730	5,684		17,692
Credit cards	518	142		397
Less - estimated credit loss	(954)	(262)		(1,378)
Less - provision for return of goods	(2,834)	(776)		(4,076)
Total Trade receivables	₪ 171,331	$ 46,979	[1]	₪ 160,379

[1]	Convenience Translation into US Dollars.